Shareholders Equity - USD ($) $ in Thousands	Common Stock	Capital in Excess of Par Value	Retained Earnings	Accumulated Other Comprehensive Income, net of tax	Total
Beginning balance, shares at Sep. 30, 2012	9,440,620
Beginning balance, amount at Sep. 30, 2012	$ 944	$ 41,539	$ 132,203	$ 32	$ 174,718
Exercise of stock options, shares	112,800				112,800
Exercise of stock options, amount	$ 11	1,175			$ 1,186
Excess tax benefits from exercises of stock options and vesting of restricted stock		701			701
Stock option compensation		376			376
Shares granted to Directors, shares	19,500
Shares granted to Directors, amount	$ 2	505			507
Shares purchased and canceled, shares	(8,700)
Shares purchased and canceled, amount	$ (1)	(38)	(194)		(233)
Spin-off adjustment					0
Net income			15,385		15,385
Minimum pension liability, net of tax				6	6
Net actuarial loss retiree health, net of tax					0
Ending balance, shares at Sep. 30, 2013	9,564,220
Ending balance, amount at Sep. 30, 2013	$ 956	44,258	147,394	38	$ 192,646
Exercise of stock options, shares	119,550				119,550
Exercise of stock options, amount	$ 12	1,450			$ 1,462
Excess tax benefits from exercises of stock options and vesting of restricted stock		1,047			1,047
Stock option compensation		441			441
Shares granted to Directors, shares	19,500
Shares granted to Directors, amount	$ 2	696			698
Spin-off adjustment					0
Net income			10,019		10,019
Minimum pension liability, net of tax				4	4
Net actuarial loss retiree health, net of tax				(2)	(2)
Ending balance, shares at Sep. 30, 2014	9,703,270
Ending balance, amount at Sep. 30, 2014	$ 970	47,892	157,413	40	$ 206,315
Exercise of stock options, shares	72,300				72,300
Exercise of stock options, amount	$ 7	1,005			$ 1,012
Excess tax benefits from exercises of stock options and vesting of restricted stock		174			174
Stock option compensation		267			267
Shares granted to Directors, shares	16,200
Shares granted to Directors, amount	$ 2	534			536
Spin-off adjustment			(34,188)	(53)	(34,241)
Net income			8,272		8,272
Minimum pension liability, net of tax				7	7
Net actuarial loss retiree health, net of tax					0
Ending balance, shares at Sep. 30, 2015	9,791,770
Ending balance, amount at Sep. 30, 2015	$ 979	$ 49,872	$ 131,497	$ (6)	$ 182,342